SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 96.05%
Communication Services — 2.59%
6,884	Nexstar Media Group, Inc., Class A	$1,146,530

Consumer Discretionary — 14.67%
1,831	Deckers Outdoor Corp.*	966,145
5,330	Fox Factory Holding Corp.*	578,358
11,373	G-III Apparel Group Ltd.*	219,158
3,920	Group 1 Automotive, Inc.	1,011,752
3,702	LCI Industries	467,785
7,272	Malibu Boats, Inc., Class A*	426,576
6,450	Oxford Industries, Inc.	634,809
8,274	Patrick Industries, Inc.	661,920
19,980	Taylor Morrison Home Corp.*	974,425
28,086	Topgolf Callaway Brands Corp.*	557,507

		6,498,435

Consumer Staples — 3.17%
26,468	Hostess Brands, Inc.*	670,170
6,910	MGP Ingredients, Inc.	734,395

		1,404,565

Energy — 7.10%
55,736	Magnolia Oil & Gas Corp., Class A	1,164,882
34,329	Par Pacific Holdings, Inc.*	913,495
14,990	PDC Energy, Inc.	1,066,389

		3,144,766

Financials — 7.10%
71,512	Compass Diversified Holdings	1,551,095
6,050	Independent Bank Group, Inc.	208,907
4,140	Pinnacle Financial Partners, Inc.	234,531
4,904	Preferred Bank/Los Angeles, CA	269,671
9,240	Stellar Bancorp, Inc.	211,504
6,217	TriCo Bancshares	206,404
7,696	United Community Banks, Inc.	192,323
3,710	Wintrust Financial Corp.	269,420

		3,143,855

Health Care — 10.91%
19,111	Apollo Medical Holdings, Inc.*	603,908
12,024	Globus Medical, Inc., Class A*	715,909
16,766	Lantheus Holdings, Inc.*	1,407,003
16,140	Maravai LifeSciences Holdings, Inc., Class A*	200,620
3,753	Masimo Corp.*	617,556
8,041	Omnicell, Inc.*	592,380
1,821	West Pharmaceutical Services, Inc.	696,478

		4,833,854

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

Industrials — 23.57%
159,125	ACCO Brands Corp.	$829,040
11,620	Arcosa, Inc.	880,447
11,389	Atkore, Inc.*	1,776,001
14,070	Barrett Business Services, Inc.	1,226,904
21,036	CBIZ, Inc.*	1,120,798
29,401	Columbus McKinnon Corp.	1,195,151
35,851	Ducommun, Inc.*	1,562,028
18,125	Greenbrier Cos., Inc. (The)	781,188
34,370	Insteel Industries, Inc.	1,069,594

		10,441,151

Information Technology — 16.60%
5,213	Ambarella, Inc.*	436,172
18,360	Cohu, Inc.*	763,042
5,824	MKS Instruments, Inc.	629,574
17,559	Model N, Inc.*	620,886
3,816	Novanta, Inc.*	702,526
9,461	Onto Innovation, Inc.*	1,101,923
19,729	Sapiens International Corp. NV	524,791
6,090	Super Micro Computer, Inc.*	1,517,932
12,420	Tenable Holdings, Inc.*	540,891
13,900	Vishay Precision Group, Inc.*	516,385

		7,354,122

Materials — 5.03%
49,196	FutureFuel Corp.	435,385
6,033	Ingevity Corp.*	350,879
19,181	Koppers Holdings, Inc.	654,072
6,910	Materion Corp.	789,122

		2,229,458

Real Estate — 4.65%
67,450	DiamondRock Hospitality Co., REIT	540,274
3,730	EastGroup Properties, Inc., REIT	647,528
18,468	STAG Industrial, Inc., REIT	662,632
12,949	UMH Properties, Inc., REIT	206,925

		2,057,359

Utilities — 0.66%
5,710	Unitil Corp.	289,554

Total Common Stocks (Cost $25,845,141)		42,543,649

Exchange Traded Funds — 1.76%
168	iShares Russell 2000 Index Fund	31,461

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

8,990	SPDR S&P Biotech ETF	$747,968

Total Exchange Traded Funds (Cost $1,153,213)		779,429

Investment Company — 2.33%
1,030,415	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,030,415

Total Investment Company (Cost $1,030,415)		1,030,415

Total Investments (Cost $28,028,769) — 100.14%		$44,353,493
Liabilities in excess of other assets — (0.14)%		(60,753)

NET ASSETS — 100.00%		$44,292,740

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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